CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - shares	Sep. 30, 2021	Mar. 31, 2021	Mar. 08, 2021	Feb. 28, 2021	Dec. 31, 2020
Class B Common Stock
Shares subject to forfeiture	249,928	825,000	249,928		825,000
Founder Shares | Class B Common Stock
Common shares, issued and outstanding		7,200,000		6,625,000
Share dividend		575,000			575,000
Sponsor
Number of shares surrender				131,250
Sponsor | Class B Common Stock
Number of shares surrender				131,250
Sponsor | Founder Shares | Class B Common Stock
Share dividend				1,006,250
Sponsor | Founder Shares | Over-allotment option | Class B Common Stock
Shares subject to forfeiture					825,000